Vessels in Operation - Schedule of Vessels in Operation (Table) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Balance beginning of period	$ 1,623,307
Balance ending of period	1,716,778	$ 1,623,307
Vessel Gross Cost, as adjusted for impairment charges [Member]
Property, Plant and Equipment [Line Items]
Balance beginning of period	1,886,158	1,878,132
Additions	134,953	11,756
Impairment loss		(3,730)
Disposals	(6,803)
Balance ending of period	2,014,308	1,886,158
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance beginning of period	(262,851)	(195,316)
Disposals	68
Depreciation	(34,747)	(68,232)
Impairment loss		697
Balance ending of period	(297,530)	(262,851)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Balance beginning of period	1,623,307	1,682,816
Additions	134,953	11,756
Depreciation	(34,747)	(68,232)
Impairment loss		(3,033)
Disposals	(6,735)
Balance ending of period	$ 1,716,778	$ 1,623,307